Putnam Convertible Securities Fund
The fund's portfolio
7/31/19 (Unaudited)

CONVERTIBLE BONDS AND NOTES (74.7%)(a)
	Principal amount	Value
Aerospace and defense (0.6%)
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	$3,640,000	$4,221,841

		4,221,841
Biotechnology (5.7%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	8,980,000	9,129,364
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	7,999,000	9,878,765
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	6,505,000	7,005,632
Ligand Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 5/15/23	3,953,000	3,266,847
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	7,565,000	9,050,836
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	2,745,000	3,943,422

		42,274,866
Broadcasting (2.1%)
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	7,426,000	8,879,296
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	5,735,000	6,917,159

		15,796,455
Cable television (1.4%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	10,972,000	10,054,061

		10,054,061
Capital goods (0.5%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	3,685,000	3,571,672

		3,571,672
Commercial and consumer services (4.8%)
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	6,823,000	8,036,984
FTI Consulting, Inc. 144A cv. sr. unsec. notes 2.00%, 8/15/23	3,955,000	4,772,454
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20	8,490,000	12,268,475
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	8,253,000	10,499,325

		35,577,238
Computers (7.8%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	7,146,000	8,061,581
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	3,148,000	6,118,881
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	5,460,000	5,468,669
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	4,730,000	7,425,212
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	5,810,000	12,092,765
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	8,736,000	10,099,180
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23, (acquired 11/8/18, cost $3,314,211)(RES)	2,275,000	4,647,101
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24	3,620,000	3,364,772

		57,278,161
Construction (0.5%)
Patrick Industries, Inc. cv. sr. unsec. notes 1.00%, 2/1/23	4,016,000	3,624,837

		3,624,837
Consumer services (2.9%)
Etsy, Inc. cv. sr. unsec. notes zero %, 3/1/23	1,935,000	3,762,003
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	4,303,000	4,502,783
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	2,729,000	4,463,242
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	4,156,000	4,127,702
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22	3,297,000	4,581,338

		21,437,068
Electrical equipment (1.7%)
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	6,972,000	7,164,057
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	4,702,000	5,138,944

		12,303,001
Electronics (7.2%)
GT Advanced Technologies, Inc. cv. sr. unsec. sub. notes 3.00%, 12/15/20(F)	2,944,000	294
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	5,010,000	6,217,936
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	1,625,000	4,030,390
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	21,982,000	28,054,528
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	7,998,000	10,223,843
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	4,180,000	4,991,372

		53,518,363
Entertainment (1.4%)
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	8,285,000	10,283,350

		10,283,350
Health-care services (2.3%)
Sarepta Therapeutics, Inc. cv. sr. unsec. notes 1.50%, 11/15/24	2,050,000	4,471,584
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	3,410,000	3,810,267
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25	6,030,000	9,060,075

		17,341,926
Investment banking/Brokerage (1.1%)
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	8,160,000	8,494,560

		8,494,560
Media (1.2%)
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	7,150,000	8,775,361

		8,775,361
Medical technology (3.7%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/19 (China) (In default)(NON)(F)	3,213,000	205,632
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/19 (China) (In default)(NON)(F)	3,544,000	198,464
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	4,826,000	5,651,758
Insulet Corp. cv. sr. unsec. notes 1.375%, 11/15/24	6,130,000	8,892,485
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24	5,935,000	6,378,792
Wright Medical Group, Inc. cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	5,770,000	6,262,238

		27,589,369
Oil and gas (1.7%)
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45	4,592,000	3,616,200
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	6,306,000	4,497,934
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	5,079,000	4,429,238

		12,543,372
Pharmaceuticals (3.2%)
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	8,833,000	10,605,121
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	8,780,000	8,598,425
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	4,751,000	4,644,965

		23,848,511
Power producers (1.3%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	9,165,000	9,673,880

		9,673,880
Real estate (1.9%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	5,363,000	5,572,573
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	6,927,000	8,653,660

		14,226,233
Retail (1.1%)
Guess?, Inc. 144A cv. sr. unsec. notes 2.00%, 4/15/24	3,451,000	3,311,947
RH cv. sr. unsec. unsub. notes zero %, 6/15/23	5,180,000	5,057,064

		8,369,011
Schools (1.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	7,179,000	7,965,340

		7,965,340
Shipping (0.6%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	4,808,000	4,777,047

		4,777,047
Software (9.6%)
Alteryx, Inc. cv. sr. unsec. notes 0.50%, 6/1/23	2,850,000	7,696,781
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 1/15/23	1,073,000	3,275,051
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.125%, 6/15/25	8,257,000	9,267,220
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	2,548,000	7,747,190
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	4,565,000	5,013,900
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24	2,483,000	4,673,797
Okta, Inc. cv. sr. unsec. notes 0.25%, 2/15/23	3,623,000	9,918,976
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	6,993,000	7,601,265
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	7,881,000	11,526,288
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	3,150,000	4,612,543

		71,333,011
Technology services (6.5%)
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	3,565,000	3,625,948
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	9,144,000	9,634,438
iQIYI, Inc. 144A cv. sr. unsec. notes 2.00%, 4/1/25, (China)	4,149,000	3,937,882
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	3,175,000	4,446,471
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	10,865,000	11,934,929
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	7,120,000	6,979,966
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23, (Israel)	5,893,000	7,445,977

		48,005,611
Telecommunications (1.6%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(NON)(F)	5,121,000	512
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	3,918,000	6,957,916
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	4,245,000	4,507,086

		11,465,514
Telephone (0.3%)
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	2,060,000	2,404,195

		2,404,195
Tobacco (0.6%)
Turning Point Brands, Inc. 144A cv. sr. unsec. notes 2.50%, 7/15/24	4,805,000	4,675,136

		4,675,136
Trucks and parts (0.3%)
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	4,018,000	2,495,050

		2,495,050

Total convertible bonds and notes (cost $493,912,248)		$553,924,040

CONVERTIBLE PREFERRED STOCKS (18.3%)(a)
	Shares	Value
Banking (3.5%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.(S)	13,270	$18,511,650
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	5,588	7,770,306

		26,281,956
Chemicals (1.1%)
International Flavors & Fragrances, Inc. $3.00 cv. pfd.	157,820	8,490,716

		8,490,716
Conglomerates (1.8%)
Danaher Corp. 4.75% cv. pfd.	12,133	13,710,290

		13,710,290
Electric utilities (4.5%)
American Electric Power Co., Inc. $3.06 cv. pfd.	154,593	8,346,476
DTE Energy Co. $3.25 cv. pfd.(S)	64,900	3,611,474
NextEra Energy, Inc. $3.06 cv. pfd.	125,280	8,307,224
Sempra Energy Ser. A, $6.00 cv. pfd.	115,655	12,850,621

		33,115,795
Electrical equipment (1.1%)
Fortive Corp. Ser. A, 5.00% cv. pfd.	8,125	7,933,541

		7,933,541
Financial (0.7%)
AMG Capital Trust II $2.575 cv. pfd.	102,985	4,906,047

		4,906,047
Manufacturing (0.5%)
Rexnord Corp. Ser. A, $2.88 cv. pfd.	63,703	3,753,381

		3,753,381
Medical technology (2.0%)
Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.	237,795	14,643,416

		14,643,416
Real estate (1.5%)
Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	145,767	5,654,302
QTS Realty Trust, Inc. Ser. B, $6.50 cv. pfd.(S)	47,109	5,315,780

		10,970,082
Regional Bells (—%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	190	6,507

		6,507
Telecommunications (1.6%)
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	9,728	11,714,458

		11,714,458

Total convertible preferred stocks (cost $117,994,970)		$135,526,189

COMMON STOCKS (3.1%)(a)
	Shares	Value
Advanced Micro Devices, Inc.(NON)(S)	128,370	$3,908,867
Anthem, Inc.	12,800	3,771,008
Bank of America Corp.	66,140	2,029,175
Exxon Mobil Corp.	27,945	2,077,990
GT Advanced Technologies, Inc.(NON)(F)	552	29,664
Hess Corp.	51,039	3,309,369
Lam Research Corp.	7,945	1,657,406
Stanley Black & Decker, Inc.	26,215	3,869,072
T-Mobile US, Inc.(NON)	29,411	2,344,937

Total common stocks (cost $19,324,561)		$22,997,488

CORPORATE BONDS AND NOTES (0.7%)(a)
	Principal amount	Value
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	$3,849,000	$3,474,295
Talos Production, LLC/Talos Production Finance, Inc. company guaranty notes 11.00%, 4/3/22 (acquired various dates from 5/8/18 to 6/6/18, cost $1,870,030)(RES)	1,788,508	1,877,933

Total corporate bonds and notes (cost $5,882,305)		$5,352,228

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.49%(AFF)	8,057,075	$8,057,075
Putnam Short Term Investment Fund 2.48%(AFF)	23,210,647	23,210,647

Total short-term investments (cost $31,267,722)		$31,267,722
TOTAL INVESTMENTS

Total investments (cost $668,381,806)		$749,067,667

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $741,811,146.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $6,525,034, or 0.9% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,768,880	$113,556,780	$119,268,585	$255,956	$8,057,075
	Putnam Short Term Investment Fund**	49,444,063	154,777,193	181,010,609	494,515	23,210,647

	Total Short-term investments	$63,212,943	$268,333,973	$300,279,194	$750,471	$31,267,722
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $8,057,075, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,510,340.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,344,937	$—	$—
Consumer cyclicals	3,869,072	—	—
Energy	5,387,359	—	—
Financials	2,029,175	—	—
Health care	3,771,008	—	—
Technology	5,566,273	—	29,664

Total common stocks	22,967,824	—	29,664
Convertible bonds and notes	—	553,519,138	404,902
Convertible preferred stocks	—	135,526,189	—
Corporate bonds and notes	—	5,352,228	—
Short-term investments	23,210,647	8,057,075	—

Totals by level	$46,178,471	$702,454,630	$434,566
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com